Information on Regulatory Capital and Capital Adequacy Ratios (Details)				1 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 17, 2024	Mar. 31, 2023	May 23, 2023	Dec. 31, 2023
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Banking feature of system cushion			1.25%
Risk-weighted assets of banking institutions				0.50%
Percentage of basic capital	56.30%
Percentage of capital ratio					8.61%
Pillar 2 [Member]
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Additional capital requirements		0.50%
Implementation period		4 years
Non-adjusting events after reporting period [Member] | Pillar 2 [Member]
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Percentage of additional capital requirements to be constituted	25.00%
Capital Requirements [Member]
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Risk-weighted assets percentage					8.00%
Basic capital percentage					4.50%
Total assets percentage					3.00%
Preferred shares percentage					6.00%